EVERGREEN EQUITY TRUST
                          EVERGREEN SELECT EQUITY TRUST

                               200 BERKELEY STREET
                           BOSTON, MASSACHUSETTS 02116

                                 (800) 633-2700

                              DOMESTIC GROWTH FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                February 1, 2002

           Evergreen Aggressive Growth Fund ("Aggressive Growth Fund")
              Evergreen Capital Growth Fund ("Capital Growth Fund")
                 Evergreen Core Equity Fund ("Core Equity Fund")
                        Evergreen Fund ("Evergreen Fund")
                      Evergreen Growth Fund ("Growth Fund")
        Evergreen Large Company Growth Fund ("Large Company Growth Fund")
                     Evergreen Masters Fund ("Masters Fund")
                       Evergreen Omega Fund ("Omega Fund")
                  Evergreen Premier 20 Fund ("Premier 20 Fund")
              Evergreen Secular Growth Fund ("Secular Growth Fund")
     Evergreen Select Small Cap Growth Fund ("Select Small Cap Growth Fund") Evergreen Select Strategic Growth Fund ("Select Strategic Growth Fund")
        Evergreen Small Company Growth Fund ("Small Company Growth Fund")
              Evergreen Special Equity Fund ("Special Equity Fund")
              Evergreen Stock Selector Fund ("Stock Selector Fund")
        Evergreen Tax Strategic Equity Fund ("Tax Strategic Equity Fund")
                     (Each a "Fund"; together, the "Funds")

       Each Fund is a series of an open-end management investment company known as either Evergreen Equity Trust or Evergreen Select Equity Trust
                               (each a "Trust").

     This Statement of Additional Information (SAI) pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectuses dated February 1, 2002 for the Fund in which you are making or contemplating an investment. The Funds are offered through two separate prospectuses: one offering Class A, Class B, Class C, and Class I (formerly Class Y) shares of each Fund (except for Core Equity Fund, Secular Growth Fund and Select Small Cap Growth Fund which offer Class I shares only) and one offering Class IS shares of Core Equity Fund, Secular Growth Fund, Select Strategic Growth Fund, Special Equity Fund and Stock Selector Fund. You may obtain copies of each prospectus without charge by calling (800) 343-2898 or downloading it off our website at www.evergreeninvestments.com. Information in
Part 1 of this SAI is specific information about the Funds described in the prospectuses. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or class of shares in which you are interested.

         Certain information may be incorporated by reference to the Funds' Annual Reports: one for all Funds, except Core Equity Fund, Secular Growth Fund, Select Small Cap Growth Fund, Select Strategic Growth Fund and Special Equity Fund, dated September 30, 2001 and one for Core Equity Fund, Secular Growth Fund, Select Small Cap Growth Fund, Select Strategic Growth Fund and Special Equity Fund dated June 30, 2001. In addition, certain information may be incorporated by reference to the Shareholder report covering the period June 30, 2001 through September 30, 2001 for the Core Equity Fund, Secular Growth Fund, Select Small Cap Growth Fund, Select Strategic Growth Fund and Special Equity Fund. You may obtain a copy of an Annual Report or Shareholder Report without charge by calling (800) 343-2898 or downloading it off our website at www.evergreeninvestments.com.

                                TABLE OF CONTENTS

PART 1

TRUST HISTORY............................................................1-1
INVESTMENT POLICIES......................................................1-1
OTHER SECURITIES AND PRACTICES...........................................1-3
PRINCIPAL HOLDERS OF FUND SHARES.........................................1-3
EXPENSES................................................................1-12
PERFORMANCE.............................................................1-21
COMPUTATION OF CLASS A OFFERING PRICE .................................1-23
SERVICE PROVIDERS.......................................................1-24
FINANCIAL STATEMENTS....................................................1-26

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES............2-1
PURCHASE, REDEMPTION AND PRICING OF SHARES..............................2-17
SALES CHARGE WAIVERS AND REDUCTIONS.....................................2-20
PRICING OF SHARES.......................................................2-22
PERFORMANCE CALCULATIONS................................................2-23
PRINCIPAL UNDERWRITER...................................................2-24
DISTRIBUTION EXPENSES UNDER RULE 12b-1..................................2-25
TAX INFORMATION.........................................................2-29
BROKERAGE...............................................................2-32
ORGANIZATION............................................................2-33
INVESTMENT ADVISORY AGREEMENT...........................................2-34
MANAGEMENT OF THE TRUST.................................................2-35
CORPORATE AND MUNICIPAL BOND RATINGS....................................2-38
ADDITIONAL INFORMATION..................................................2-48

                                     PART 1

                                  TRUST HISTORY

         Each Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. Each Fund is a diversified series of its respective Trust. A copy of the Declaration of Trust is on file as an exhibit to each Trust's Registration Statement, of which this SAI is a part. On May 11, 2001, Evergreen Core Equity Fund (formerly Evergreen Select Core Equity Fund) and Evergreen Secular Growth Fund (formerly Evergreen Select Secular Growth Fund) changed their names.

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the 1940
Act). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1. DIVERSIFICATION

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         FURTHER EXPLANATION OF DIVERSIFICATION POLICY:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities.

         2. CONCENTRATION

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         FURTHER EXPLANATION OF CONCENTRATION POLICY:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3. ISSUING SENIOR SECURITIES

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4. BORROWING

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         FURTHER EXPLANATION OF BORROWING POLICY:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law. Each Fund does not consider covered dollar rolls to be "borrowings" for the purposes of this restriction.

         5. UNDERWRITING

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6. REAL ESTATE

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7. COMMODITIES

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.


         8. LENDING

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities and cash in accordance with applicable law and exemptive relief issued by the Securities and Exchange Commission. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         Subject to receiving shareholder approval, the Funds in the Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust, Evergreen Equity Trust and Evergreen Fixed Income Trust will be able to lend cash to other Evergreen Funds in accordance with Evergreen's Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 812-11592).

                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections in
Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Funds' prospectuses. The list below applies to all Funds unless noted otherwise.


Money Market Instruments
U.S. Government Agency Securities
When-Issued, Delayed-Delivery and Forward Commitment
 Transactions
Repurchase Agreements
Reverse Repurchase Agreements
Securities Lending
Convertible Securities
Preferred Stocks
Warrants
Options and Futures Strategies
Foreign Securities (NOT APPLICABLE to Aggressive Growth Fund, Evergreen Fund or
 Growth Fund)
Foreign Currency  Transactions (NOT APPLICABLE to Aggressive Growth
 Fund, Evergreen Fund or Growth Fund)
Obligations of Foreign Branches of US Banks (NOT  APPLICABLE  to  Aggressive
 Growth  Fund,  Evergreen  Fund or Growth Fund)
Obligations of US Branches of Foreign Banks (NOT APPLICABLE to Aggressive Growth
 Fund,  Evergreen  Fund or Growth Fund)
Premium  Securities  (APPLICABLE  ONLY to Capital  Growth  Fund  and  Growth
 Fund)
Illiquid  and  Restricted  Securities
Investment in Other Investment  Companies
Short Sales (NOT APPLICABLE to Capital Growth Fund or Growth Fund)
Limited  Partnerships  (APPLICABLE  ONLY to Large Company Growth Fund,
 Small Company  Growth Fund and Tax Strategic  Equity Fund)
Master Demand Notes (APPLICABLE TO Core Equity Fund, Secular Growth Fund, Select Small Cap Growth Fund, Select Strategic Growth Fund and Special Equity Fund) Real Estate Investment Trusts (APPLICABLE TO Core Equity Fund, Secular Growth
 Fund, Select Small Cap Growth Fund, Select Strategic Growth Fund and Special Equity Fund)



                        PRINCIPAL HOLDERS OF FUND SHARES

         As of January 1, 2002, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of January 1, 2002.

                ===============================================================
                AGGRESSIVE GROWTH FUND CLASS A

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                MLPF&S for the Sole Benefit of ITS Customers         7.265%
                Attn:  Fund Administration  #97212
                4800 Deer Lake Dr. E 2nd Floor
                Jacksonville, FL  32246-6484
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                AGGRESSIVE GROWTH FUND CLASS B

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                None

                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                AGGRESSIVE GROWTH FUND CLASS C

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                MLPF&S for the Sole Benefit of ITS Customers         6.399%
                Attn:  Fund Administration  #97JA1
                4800 Deer Lake Dr. E 2nd Floor
                Jacksonville, FL  32246-6484
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                AGGRESSIVE GROWTH FUND CLASS I

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                First Union National Bank Trust Accounts             43.828%
                11th Floor  CMG-1151
                301 S. Tryon St.
                Charlotte, NC  28202-1915
                ==================================================== ==========
                ---------------------------------------------------- ----------
                First Union National Bank                            7.548%
                401K Accounts
                1525 West Wt Harris Blvd.
                Charlotte, NC  28202
                ==================================================== ==========
                ---------------------------------------------------- ----------
                First Union National Bank Trust Accounts             5.403%
                11th Floor  CMG-1151
                301 S. Tryon St.
                Charlotte, NC  28202-1915
                ---------------------------------------------------- ----------

                ---------------------------------------------------- ----------
                CAPITAL GROWTH FUND CLASS A

                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                Charles Schwab & Co Inc.                             7.577%
                Special Custody A/c for the Exclusive
                Benefit of Customers
                Attn Mutual Funds
                101 Montgomery St
                San Francisco, CA 94104-4122
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                CAPITAL GROWTH FUND CLASS B

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                None

                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                CAPITAL GROWTH FUND CLASS C

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                None

                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                CAPITAL GROWTH FUND CLASS I

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                State Street Bk and Trust Co Cust                    7.098%
                IRA FBO
                Shoshana R. Firman
                261 Midland Ave.
                Rye, NY 10580-3849
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                William J. Marx                                      6.547%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                State Street Bank and Trust Co.                      6.239%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                First Union National Bank                            5.974%
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                CORE EQUITY FUND CLASS I

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                First Union National Bank BK/EB/INT                  98.702%
                Cash Account
                Attn Trust Oper Fd Grp
                401 S Tryon St 3rd Fl CMG 1151
                Charlotte, NC  28202-1911
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                CORE EQUITY FUND CLASS IS

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                None

                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                EVERGREEN FUND CLASS A

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                None

                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                EVERGREEN FUND CLASS B

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                None

                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                EVERGREEN FUND CLASS C

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                None

                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                EVERGREEN FUND CLASS I

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                First Union National Bank                            37.509%
                401K Accounts
                1525 West Wt Harris Blvd.
                Charlotte, NC  28288
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                GROWTH FUND CLASS A

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                Charles Schwab & Co Inc.                             8.793%
                Special Custody Account FBO
                Exclusive Benefit of Customers
                Attn Mutual Funds
                101 Montgomery St
                San Francisco, CA 94104-4122
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                First Clearing Corporation                           7.767%
                ---------------------------------------------------- ----------
                GROWTH FUND CLASS B

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                First Clearing Corporation                           8.652%
                James J Balzarini &
                Sara S. Balzarini
                1525 N Hametown Rd.
                Akron, OH 44333-1095
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                GROWTH FUND CLASS C

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                None

                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                GROWTH FUND CLASS I

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                First Union National Bank                            91.075%
                401K Accounts
                1525 West Wt Harris Blvd.
                Charlotte, NC  28288
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                LARGE COMPANY GROWTH FUND CLASS A

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                None

                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                LARGE COMPANY GROWTH FUND CLASS B

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                None

                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                LARGE COMPANY GROWTH FUND CLASS C

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                None

                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                LARGE COMPANY GROWTH FUND CLASS I

                ---------------------------------------------------- ----------
                First Union National Bank                            80.510%
                Trust Accounts
                1525 West Wt Harris Blvd.
                Charlotte, NC  28288-1076
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                First Clearing Corp Cust                             5.822%
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                MASTERS FUND CLASS A

                ---------------------------------------------------------------
                None

                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                MASTERS FUND CLASS B

                ---------------------------------------------------- ----------
                None

                ---------------------------------------------------- ----------
                MASTERS FUND CLASS C

                ---------------------------------------------------------------
                None

                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                MASTERS FUND CLASS I

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                First Union National Bank                            85.841%
                401K Accounts
                1525 West Wt Harris Blvd.
                Charlotte, NC  28288
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                OMEGA FUND CLASS A

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                None

                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                OMEGA FUND CLASS B

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                None

                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                OMEGA FUND CLASS C

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                MLPF&S for the Sole Benefit of ITS Customers         5.762%
                Attn:  Fund Administration  #97BP5
                4800 Deer Lake Dr. E 2nd Floor
                Jacksonville, FL  32246-6484
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                OMEGA FUND CLASS I

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                First Union National Bank                            24.521%
                401K Accounts
                1525 West Wt Harris Blvd.
                Charlotte, NC  28288
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                First Union National Bank                            12.434%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                First Union National Bank                            8.517%
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                PREMIER 20 FUND CLASS A

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                None

                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                PREMIER 20 FUND CLASS B

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                First Union Corp                                     5.517%
                C/o  Evergreen Investment Services
                Attn: Lori Gibson NC 1195
                401 S Tryon St 5th Flr
                Charlotte, NC 28288-1195
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                PREMIER 20 FUND CLASS C

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                First Clearing Corporation                           5.965%
                FUNB Collateral Account
                8420 Mooresville Rd
                Concord, NC 28027-8455
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                PREMIER 20 FUND CLASS I

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                First Union Corp                                     64.787%
                C/o  Evergreen Investment Services
                Attn: Lori Gibson NC 1195
                401 S Tryon St 5th Flr
                Charlotte, NC 28288-1195
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                SECULAR GROWTH FUND CLASS I

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                First Union National Bank BK/EB/INT                  87.643%
                Cash Account
                Attn Trust Oper Fd Grp
                401 S Tryon St 3rd Fl CMG 1151
                Charlotte, NC  28202-1911
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                First Union National Bank BK/EB/INT                  10.221%
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                SECULAR GROWTH FUND CLASS IS

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                Hertrus & Co                                         20.577%
                For Julie P Alley
                P.O. Box 445
                Hershey, PA 17033
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                AG Edwards & Sons Inc. FBO                           12.717%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                MLPF&S for the Sole Benefit of ITS Customers         6.110%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                First Clearing Corp                                  5.805%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                Donaldson Lufkin Jenrette                            5.509%
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                SELECT SMALL CAP GROWTH FUND CLASS I

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                First Union National Bank                            58.919%
                Re-invest Account
                Trust Accounts
                1525 West Wt Harris Blvd.
                Charlotte, NC  28288-1076
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                First Union National Bank                            27.646%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                Worcester County Retirement System                   10.474%
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                SELECT STRATEGIC GROWTH FUND CLASS A

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                State Street Bk and Tr Co Cust                       14.955%
                Sep IRA FBO
                Danny E. Sullivan
                11685 Stockbridge Lane
                Reston, VA 20194-1609
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                NFS/FMTC IRA                                         14.486%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                First Clearing Corporation                           10.932%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                First Clearing Corporation                           10.932%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                First Clearing Corporation                           9.665%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                RBC Dain Rauscher FBO                                9.382%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                First Clearing Corporation FBO                       7.077%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                Donaldson Lufkin Jenrette                            5.283%
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                SELECT STRATEGIC GROWTH FUND CLASS B

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                Painewebber for the Benefit of                       12.610%
                Malcom G Rovtar Trustee U/A
                10 Tenn Court
                Osewgo, IL 60543

                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                Painewebber for the Benefit of                       9.583%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                Painewebber for the Benefit of                       8.439%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                First Clearing Corporation                           8.361%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                H&R Block Financial                                  5.535%
                ---------------------------------------------------- ----------
                SELECT STRATEGIC GROWTH FUND CLASS C

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                Wells Fargo Investments LLC                          21.243%
                608 Second Avenue South 8th Fl
                Minneapolis, MN 55402
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                Painewebber for the Benefit of                       13.750%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                Donaldson Lufkin Jenrette                            12.849%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                Prudential Securities Inc FBO                        10.694%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                Prudential Securities Inc FBO                        10.661%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                American Enterprise Investment Svcs                  9.600%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                Donaldson Lufkin Jenrette                            7.369%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                MLPF&S for the Sole Benefit of ITS Customers         5.043%
                ---------------------------------------------------- ----------
                SELECT STRATEGIC GROWTH FUND CLASS I

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                First Union National Bank BK/EB/INT                  56.622%
                Cash Account
                Attn Trust Oper Fd Grp
                401 S Tryon St 3rd Fl CMG 1151
                Charlotte, NC  28202-1911
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                First Union National Bank BK/EB/INT                  32.691%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                First Union National Bank                            5.854%
                ---------------------------------------------------- ----------
                SELECT STRATEGIC GROWTH FUND CLASS IS

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                First Union National Bank BK/EB/INT                  11.373%
                Reinvest Account
                Attn Trust Oper Fd Grp
                401 S Tryon St 3rd Fl CMG 1151
                Charlotte, NC  28202-1911
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                First Union National Bank BK/EB/INT                  11.304%
                ---------------------------------------------------- ----------
                SMALL COMPANY GROWTH FUND CLASS A

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                Rofe & Co                                            14.208%
                C/o State Street Bank & Trust Co
                For Sub Account
                Kokusai Securities Co Ltd
                PO Box 5061
                Boston, MA 02206-0001
                ---------------------------------------------------------------
                SMALL COMPANY GROWTH FUND CLASS B

                ---------------------------------------------------------------
                MLPF&S for the Sole Benefit of ITS Customers         6.057%
                Attn:  Fund Administration #98302
                4800 Deer Lake Dr. E 2nd Floor
                Jacksonville, FL  32246-6484
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                SMALL COMPANY GROWTH FUND CLASS C

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                MLPF&S for the Sole Benefit of ITS Customers         17.263%
                Attn:  Fund Administration #97TU0
                4800 Deer Lake Dr. E 2nd Floor
                Jacksonville, FL  32246-6484
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                SMALL COMPANY GROWTH FUND CLASS I

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                First Union National Bank                            29.733%
                Cash Account
                Trust Accounts
                1525 West Wt Harris Blvd
                Charlotte, NC  28288-1076
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                First Union National Bank                            21.644%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                First Union National Bank                            9.599%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                O David Solomon                                      5.970%
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                SPECIAL EQUITY FUND CLASS A

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                Charles Schwab & Co Inc.                             10.251%
                Special Custody Account FBO
                Exclusive Benefit of Customers
                Reinvest Account  Attn: Mutual Fd
                101 Montgomery St
                San Francisco, CA 94104-4122
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                Valic                                                8.404%
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                SPECIAL EQUITY FUND CLASS B

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                MLPF&S for the Sole Benefit of ITS Customers         5.133%
                Attn:  Fund Administration #9EHN3
                4800 Deer Lake Dr. E 2nd Floor
                Jacksonville, FL  32246-6484
                ---------------------------------------------------- ----------
                SPECIAL EQUITY FUND CLASS C

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                MLPF&S for the Sole Benefit of ITS Customers         6.134%
                Attn:  Fund Administration #9EHN2
                4800 Deer Lake Dr. E 2nd Floor
                Jacksonville, FL  32246-6484
                ---------------------------------------------------- ----------
                SPECIAL EQUITY FUND CLASS I

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                First Union National Bank BK/EB/INT                  48.344%
                Cash Account
                Attn Trust Oper Fd Grp
                401 S Tryon St 3rd Fl CMG 1151
                Charlotte, NC  28202-1911
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                First Union National Bank BK/EB/INT                  43.949%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                First Union National Bank                            5.162%
                ---------------------------------------------------- ----------
                SPECIAL EQUITY FUND CLASS IS

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                First Union National Bank BK/EB/INT                  18.183%
                Cash Account
                Attn Trust Oper Fd Grp
                401 S Tryon St 3rd Fl CMG 1151
                Charlotte, NC  28202-1911
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                MLPF&S for the Sole Benefit of ITS Customers         11.262%
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                STOCK SELECTOR FUND CLASS A

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                None

                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                STOCK SELECTOR FUND CLASS B

                ---------------------------------------------------- ----------
                None

                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                STOCK SELECTOR FUND CLASS C

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                State Street Bk and Tr Co Cust                       26.167%
                Walled Lake Consolidated Sch
                TSA FBO

                Robert F. Masson
                721 Atlantic
                Milford, MI 48381

                ---------------------------------------------------- ----------
                MLPF&S for the Sole Benefit of Its Customers         19.946%
                ---------------------------------------------------- ----------
                State Street Bk and Tr Co Cust                       12.592%
                ---------------------------------------------------- ----------
                Gary K Buckholtz                                     8.928%
                ---------------------------------------------------- ----------
                First Clearing Corporation                           8.065%
                ---------------------------------------------------------------
                STOCK SELECTOR FUND CLASS I

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                First Union National Bank BK/EB/INT                  51.560%
                Cash Account
                Attn Trust Oper Fd Grp
                401 S Tryon St 3rd Fl CMG 1151
                Charlotte, NC  28202-1911
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                First Union National Bank BK/EB/INT                  31.200%
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                First Union National Bank                            12.885%
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                STOCK SELECTOR FUND CLASS IS

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                Wilmingto Trust Co Ttee                              88.958%
                Triangle Wire & Cable PP Hourly
                C/o Mutual Funds
                PO Box 8882
                Wilmington, DE 19899-9992
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                First Clearing Corporation FBO                       7.070%
                First Union Brokerage
                Sipes Orchard Home
                201 S College Street 5th Flr
                Charlotte, NC 28288-1167
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                TAX STRATEGIC EQUITY FUND CLASS A

                ---------------------------------------------------------------
                Painewebber for the Benefit of                       5.418%
                Freedom Fund
                C/o Builders Inc
                1081 S Glendale
                Wichita, KS 67218-3203
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                TAX STRATEGIC EQUITY FUND CLASS B

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                MLPF&S for the Sole Benefit of Its Customers         9.405%
                Attn:  Fund Administration #97YU0
                4800 Deer Lake Dr. E 2nd Floor
                Jacksonville, FL  32246-6484
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                TAX STRATEGIC EQUITY FUND CLASS C

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                MLPF&S for the Sole Benefit of Its Customers         5.845%
                Attn:  Fund Administration #97YU1
                4800 Deer Lake Dr. E 2nd Floor
                Jacksonville, FL  32246-6484
                ---------------------------------------------------- ----------
                ---------------------------------------------------------------
                TAX STRATEGIC EQUITY FUND CLASS I

                ---------------------------------------------------------------
                ---------------------------------------------------- ----------
                Richard Uviller                                      46.655%
                104 W 13th St
                New York, NY 10011-7802
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                First Clearing Corporation                           15.718%
                Lindsey N. McEvoy UTMA
                19201 Middletown Rd
                Parkton, MD 21120-9501
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                First Clearing Corporation                           15.716%
                Lindsey N. McEvoy UTMA
                19201 Middletown Rd
                Parkton, MD 21120-9501
                ---------------------------------------------------- ----------
                ---------------------------------------------------- ----------
                John Newhouse Cust                                   10.890%
                Karly Newhouse UGMA NJ
                164 Goltra Drive
                Baskinridge, NJ 07920-2451
                ==================================================== ==========


                                    EXPENSES

Advisory Fees

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC is a wholly owned subsidiary of First Union National Bank (FUNB). FUNB, located at 201 South College Street, Charlotte, North Carolina 28288-0630, is a subsidiary of Wachovia Corporation (Wachovia)
(formerly First Union Corporation). Effective May 11, 2001, the investment advisory contracts for the Core Equity Fund, Masters Fund, Secular Growth Fund, Select Small Cap Growth Fund, Select Strategic Growth Fund, Special Equity Fund and Stock Selector Fund were transferred to EIMC. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

         EIMC is entitled to receive from following Funds an annual fee equal to the amount listed below from the average daily net assets of each Fund:

             ===================================== ===================
             FUND                                         FEE

             ------------------------------------- -------------------
             ------------------------------------- -------------------
             Aggressive Growth Fund                      0.52%
             ------------------------------------- -------------------
             ------------------------------------- -------------------
             Capital Growth Fund                         0.80%
             ------------------------------------- -------------------
             ------------------------------------- -------------------
             Core Equity Fund                            0.62%
             ------------------------------------- -------------------
             ------------------------------------- -------------------
             Growth Fund                                 0.70%
             ------------------------------------- -------------------
             ------------------------------------- -------------------
             Masters Fund                                0.87%
             ------------------------------------- -------------------
             ------------------------------------- -------------------
             Premier 20 Fund                             0.75%
             ------------------------------------- -------------------
             ------------------------------------- -------------------
             Secular Growth Fund                         0.62%
             ------------------------------------- -------------------
             ------------------------------------- -------------------
             Select Strategic Growth Fund                0.62%
             ------------------------------------- -------------------
             ------------------------------------- -------------------
             Special Equity Fund                         0.92%
             ------------------------------------- -------------------
             ------------------------------------- -------------------
             Stock Selector Fund                         0.66%
             ------------------------------------- -------------------
             ------------------------------------- -------------------
             Tax Strategic Equity Fund                   0.87%
             ===================================== ===================

         EIMC is entitled to receive from Evergreen Fund an annual fee based on the Fund's average daily net assets, as follows:

              ====================================== =================
                    AVERAGE DAILY NET ASSETS               FEE

              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       first $500 million                 0.750%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        next $500 million                 0.700%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                         Next $1 billion                  0.650%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                         Over $2 billion                  0.625%
              ====================================== =================

         EIMC is entitled to receive from Omega Fund an annual fee based on the Fund's average daily net assets, as follows:

              ====================================== =================
                    AVERAGE DAILY NET ASSETS               FEE

              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       first $250 million                 0.660%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        next $250 million                 0.585%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        next $500 million                 0.510%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                         over $1 billion                  0.410%
              ====================================== =================

         EIMC is entitled to receive from Select Small Cap Growth Fund an annual fee based on the Fund's average daily net assets as follows:

              ====================================== =================
                    AVERAGE DAILY NET ASSETS               FEE

              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       first $100 million                 0.71%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        next $150 million                 0.66%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        over $250 million                 0.56%
              ====================================== =================

         EIMC is entitled to receive from Small Company Growth Fund and Large Company Growth Fund an annual fee based on each Fund's average daily net assets as follows:

              ====================================== =================
                    AVERAGE DAILY NET ASSETS               FEE

              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       first $100 million                 0.61%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        next $100 million                 0.56%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        next $100 million                 0.51%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        next $100 million                 0.46%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        next $100 million                 0.41%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        next $500 million                 0.36%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        next $500 million                 0.31%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        over $1.5 billion                 0.26%
              ====================================== =================


Advisory Fees Paid

         Below are the advisory fees accrued or paid by each Fund for the last three fiscal years or periods. Prior to May 11, 2001, amounts paid by Core Equity Fund, Masters Fund, Secular Growth Fund, Select Small Cap Growth Fund, Select Strategic Growth Fund, Special Equity Fund and Stock Selector Fund were paid to each Fund's previous investment advisor.

  ======================================================================= ====================== ========================
                                                                          ADVISORY               ADVISORY
  FUND                                                                    FEE PAID               FEE WAIVED

  ----------------------------------------------------------------------- ---------------------- ------------------------
  -----------------------------------------------------------------------------------------------------------------------
  YEAR OR PERIOD ENDED SEPTEMBER 30, 2001

  ----------------------------------------------------------------------- ---------------------- ------------------------
  Aggressive Growth Fund                                                  $1,673,374             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Capital Growth Fund                                                     $4,777,376             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Core Equity Fund (a)                                                    $2,766,431             $109,535
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Core Equity Fund (b)                                                    $13,803,454            $1,041,108
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Evergreen Fund                                                          $9,478,140             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Growth Fund                                                             $4,071,397             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Large Company Growth Fund                                               $3,728,366             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Masters Fund                                                            $2,509,089             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Omega Fund                                                              $9,521,411             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Premier 20 Fund                                                         $653,299               $159,720
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Secular Growth Fund (a)                                                 $576,728               $111,640
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Secular Growth Fund (b)                                                 $4,268,742             $349,518
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Select Small Cap Growth Fund (a)                                        $231,158               $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Select Small Cap Growth Fund (b)                                        $996,746               $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Select Strategic Growth Fund (a)                                        $1,069,208             $74,301
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Select Strategic Growth Fund (b)                                        $4,917,409             $318,766
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Small Company Growth Fund                                               $3,850,572             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Special Equity Fund (a)                                                 $866,352               $258,710
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Special Equity Fund (b)                                                 $3,347,754             $956,999
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Stock Selector Fund                                                     $7,267,485             $1,241,529
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Tax Strategic Equity Fund                                               $199,787               $0
  -----------------------------------------------------------------------------------------------------------------------
  YEAR OR PERIOD ENDED SEPTEMBER 30, 2000

  ----------------------------------------------------------------------- ---------------------- ------------------------
  Aggressive Growth Fund                                                  $2,103,035             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Capital Growth Fund                                                     $3,789,146             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Core Equity Fund (c)                                                    $16,939,023            $2,031,773
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Evergreen Fund                                                          $15,812,585            $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Growth Fund                                                             $4,189,088             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Large Company Growth Fund                                               $5,203,977             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Masters Fund                                                            $2,738,157             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Omega Fund                                                              $8,565,213             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Secular Growth Fund (c)                                                 $5,502,067             $736,074
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Select Small Cap Growth Fund (c)                                        $812,680               $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Select Strategic Growth Fund (c)                                        $4,435,042             $494,372
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Small Company Growth Fund                                               $5,073,245             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Special Equity Fund (c)                                                 $2,123,588             $508,842
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Stock Selector Fund                                                     $4,053,844             $371,302
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Tax Strategic Equity Fund                                               $225,143               $2,218
  ----------------------------------------------------------------------- ---------------------- ------------------------
  -----------------------------------------------------------------------------------------------------------------------
  YEAR OR PERIOD ENDED SEPTEMBER 30, 1999

  -----------------------------------------------------------------------------------------------------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Aggressive Growth Fund                                                  $1,470,729             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Capital Growth Fund                                                     $4,069,089             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Core Equity Fund (d)                                                    $12,923,968            $1,848,228
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Evergreen Fund                                                          $18,282,740            $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Growth Fund                                                             $3,600,834             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Large Company Growth Fund                                               $5,150,970             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Masters Fund (e)                                                        $1,762,332             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Omega Fund                                                              $3,375,183             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Secular Growth Fund (d)                                                 $36,383                $36,383
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Select Small Cap Growth Fund (d)                                        $500,432               $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Select Strategic Growth Fund (d)                                        $3,224,101             $478,980
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Small Company Growth Fund                                               $4,527,512             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Special Equity Fund (d)                                                 $1,181,647             $551,194
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Stock Selector Fund                                                     $3,346,783             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Tax Strategic Equity Fund                                               $137,638               $123,734
  ======================================================================= ====================== ========================

(a) For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

(b)  Year ended June 30, 2001
(c)  Year ended June 30, 2000.
(d)  Year ended June 30, 1999.
(e) For the period from December 31, 1998 (commencement of investment operations) to September 30, 1999.

Sub-Advisory Fees Paid

         Pilgrim Baxter Value Investors, Inc. (Pilgrim Baxter) acts as sub-advisor to Capital Growth Fund. EIMC will pay Pilgrim Baxter an annual contractual sub-advisory fee at the rate of 0.20% of the Fund's average daily net assets.

         OppenheimerFunds,  Inc. (Oppenheimer), MFS Institutional Advisors, Inc.
(MFS) and Putnam Investment Management, LLC (Putnam) each manage, along with EIMC, a segment of the Masters Fund. EIMC pays Oppenheimer, MFS and Putnam fees equal in the aggregate up to 0.50% of the Masters Fund's average daily net assets.. Until May 11, 2001, EIMC acted as sub-advisor to Masters Fund.


     Until February 1, 2002, Forefront Capital Advisors, LLC (ForeFront Capital) acted as sub-advisor to Secular Growth Fund. Until that time EIMC paid ForeFront Capital an annual contractual sub-advisory fee as follows:

         ===================================== =====================

               AVERAGE DAILY NET ASSETS                FEE

         ===================================== =====================
         ===================================== =====================
                   first $1 billion                   0.12%
         ------------------------------------- ---------------------
         ------------------------------------- ---------------------
                    over$1 billion                    0.30%
         ===================================== =====================


     Below are the sub-advisory fees paid by the investment advisor to the sub-advisors for the last three fiscal years or periods. Evergreen Asset Management Company (EAMC) was one of the sub-advisors to Masters Fund until May 11, 2001.

======================================= ==================== =================== ============= ============= =================
                                                             OPPENHEIMER,

                                                             MFS,                FOREFRONT     PILGRIM

FUND                                    EIMC                 PUTNAM              CAPITAL       BAXTER        EAMC
--------------------------------------- -------------------- ------------------- ------------- ------------- ------------------
------------------------------------------------------------ --------------------------------- ------------- ------------------
YEAR OR PERIOD ENDED SEPTEMBER 30, 2001

------------------------------------------------------------ --------------------------------- ------------- ------------------
--------------------------------------- -------------------- ------------------- ------------- ------------- ------------------
Capital Growth Fund(a)                  N/A                  N/A                 N/A           $663,014      N/A
--------------------------------------- -------------------- ------------------- ------------- ------------- ------------------
--------------------------------------- -------------------- ------------------- ------------- ------------- ------------------
Masters Fund (b)                        $121,252            $1,118,597           N/A           N/A           $206,835
--------------------------------------- -------------------- ------------------- ------------- ------------- ------------------
--------------------------------------- -------------------- ------------------- ------------- ------------- ------------------
Secular Growth Fund (c)                 N/A                  N/A                 $112,951      N/A           N/A
--------------------------------------- -------------------- ------------------- ------------- ------------- ------------------
--------------------------------------- -------------------- ------------------- ------------- ------------- ------------------
Secular Growth Fund (d)                 N/A                  N/A                 $452,464      N/A           N/A
--------------------------------------- -------------------- ------------------- ------------- ------------- ------------------
------------------------------------------------------------ ----------------------------------------------- ------------------
YEAR OR PERIOD ENDED SEPTEMBER 30, 2000

------------------------------------------------------------ ----------------------------------------------- ------------------
--------------------------------------- -------------------- ------------------- ------------- ------------- ------------------
Masters Fund                            N/A                  $1,222,405          N/A           N/A           $314,002
--------------------------------------- -------------------- ------------------- ------------- ------------- ------------------
------------------------------------------------------------ --------------------------------- ------------- ------------------
YEAR OR PERIOD ENDED SEPTEMBER 30, 1999

------------------------------------------------------------ --------------------------------- ------------- ------------------
--------------------------------------- -------------------- ------------------- ------------- ------------- ------------------
Masters Fund (e)                        N/A                  $939,858            N/A           N/A           $303,974
--------------------------------------- -------------------- ------------------- ------------- ------------- ------------------
--------------------------------------- -------------------- ------------------- ------------- ------------- ------------------

(a) For the six months ended September 30, 2001. Pilgrim Baxter became the sub-advisor of the Fund effective April 2, 2001.
(b) $121,252 was paid to EIMC for the three-month period ended September 30, 2001, and 206,835 was paid to EAMC for the period from October 1, 2000 through May 11, 2001. The Fund changed one of its sub-advisors, from EAMC to EIMC, on May 11, 2001.
(c) For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.
(d)  Year ended June 30, 2001.
(e) For the period from December 31, 1998 (commencement of investment operations) to September 30, 1999.


         Until September 22, 2000, Lieber & Company (Lieber) acted as the sub-advisor to Evergreen Fund and Tax Strategic Equity Fund and was reimbursed in the following amounts by the Funds' previous investment advisor for the costs of providing sub-advisory services:

=================================================== ===========================
FUND/FISCAL YEAR OR PERIOD                          TOTAL PAID TO LIEBER

--------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------
YEAR OR PERIOD ENDED SEPTEMBER 30, 2000

-------------------------------------------------------------------------------
--------------------------------------------------- ---------------------------
Evergreen Fund                                      $15,804,679
--------------------------------------------------- ---------------------------
--------------------------------------------------- ---------------------------
Tax Strategic Equity Fund                           $225,030
--------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------
YEAR OR PERIOD ENDED SEPTEMBER 30, 1999

-------------------------------------------------------------------------------
--------------------------------------------------- ---------------------------
Evergreen Fund                                      $18,273,599
--------------------------------------------------- ---------------------------
--------------------------------------------------- ---------------------------
Tax Strategic Equity Fund                           $137,569
=================================================== ===========================


Brokerage Commissions

         Below are the brokerage commissions paid for the last three fiscal years or periods by each Fund to all brokers and brokerage commissions paid by the applicable Funds to First Union Securities, Inc. (FUSI), an affiliated broker-dealer that places trades through its wholly owned subsidiary, First Clearing Corp., and to Wachovia Securities, Inc. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.

============================================ ================= ================ ==========================
                                                                                 TOTAL PAID TO WACHOVIA

        FUND/FISCAL YEAR OR PERIOD            TOTAL PAID TO     TOTAL PAID TO       SECURITIES, INC.
                                               ALL BROKERS          FUSI
-------------------------------------------------------------- -------------------------------------------
YEAR OR PERIOD ENDED SEPTEMBER 30, 2001

-------------------------------------------------------------- -------------------------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Aggressive Growth Fund                       $948,633          $113,158         $8,425
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Capital Growth Fund                          $2,062,875        $7,910           $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Core Equity Fund (a)                         $403,647          $218,156         $47,500
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Core Equity Fund(b)                          $2,642,655        $171,053         $84,350
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Evergreen Fund                               $3,598,637        $786,123         $1,045
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Growth Fund                                  $667,743          $22,983          $20,823
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Large Company Growth Fund                    $2,379,822        $525,065         $32,200
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Masters Fund                                 $373,399          $14,998          $90
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Omega Fund                                   $5,669,012        $1,020,092       $62,640
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Premier 20 Fund                              $610,428          $165,865         $12,055
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Secular Growth Fund (a)                      $79,866           $0               $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Secular Growth Fund (b)                      $628,820          $0               $16,899
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Select Small Cap Growth Fund (a)             $133,664          $20,245          $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Select Small Cap Growth Fund (b)             $471,129          $25,160          $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Select Strategic Growth Fund (a)             $524,475          $60,061          $5,797
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Select Strategic Growth Fund (b)             $2,113,071        $30,262          $67,383
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Small Company Growth Fund                    $1,844,993        $161,695         $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Special Equity Fund (a)                      $281,302          $29,739          $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Special Equity Fund (b)                      $1,739,661        $37,275          $18,410
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Stock Selector Fund                          $1,614,942        $17,183          $59,159
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Tax Strategic Equity Fund                    $38,020           $0               $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------------------------- -------------------------------------------
YEAR OR PERIOD ENDED SEPTEMBER 30, 2000

-------------------------------------------------------------- -------------------------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Aggressive Growth Fund                       $885,769          $38,450          $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Capital Growth Fund                          $937,166          $0               $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Core Equity Fund (c)                         $2,129,518        $0               $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Evergreen Fund                               $3,933,521        $0               $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Growth Fund                                  $693,356          $0               $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Large Company Growth Fund                    $2,530,657        $85,125          $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Masters Fund                                 $512,661          $1,746           $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Omega Fund                                   $3,361,355        $150,675         $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Secular Growth Fund (c)                      $913,474          $0               $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Select Small Cap Growth Fund (c)             $475,552          $0               $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Select Strategic Growth Fund (c)             $1,202,411        $0               $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Small Company Growth Fund                    $2,828,510        $190,409         $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Special Equity Fund (c)                      $948,715          $3,321           $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Stock Selector Fund                          $859,809          $0               $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Tax Strategic Equity Fund                    $19,296           $0               $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------------------------- -------------------------------------------
YEAR OR PERIOD ENDED SEPTEMBER 30, 1999

-------------------------------------------- ----------------- ---------------- --------------------------
Aggressive Growth Fund                       $348,579          $4,512           $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Capital Growth Fund                          $392,325          $110,545         $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Core Equity Fund (d)                         $3,384,398        $0               $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Evergreen Fund                               $1,518,844        $0               $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Growth Fund                                  $316,311          $36,441          $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Large Company Growth Fund                    $2,473,266        $19,356          $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Masters Fund (e)                             $519,980          $828             $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Omega Fund                                   $1,353,427        $14,841          $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Secular Growth Fund (d)                      $11,833           $0               $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Select Small Cap Growth Fund (d)             $174,134          $0               $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Select Strategic Growth Fund (d)             $955,109          $0               $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Small Company Growth Fund                    $2,468,166        $10,272          $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Special Equity Fund (d)                      $200,235          $0               $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Stock Selector Fund                          $800,984          $0               $0
-------------------------------------------- ----------------- ---------------- --------------------------
-------------------------------------------- ----------------- ---------------- --------------------------
Tax Strategic Equity Fund                    $52,397           $0               $0
============================================ ================= ================ ==========================

(a) For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.
(b)      Year ended June 30, 2001.
(c)      Year ended June 30, 2000.
(d)      Year ended June 30, 1999.
(e) For the period from December 31, 1998 (commencement of investment operations) to September 30, 1999.


      Below are the brokerage commissions paid by the Funds to Lieber and Company, an affiliated broker-dealer for the Evergreen Funds until September 2001, for the fiscal years or periods ended September 2000 and 1999. There were no commissions paid for the fiscal year or period ended September 2001.

============================================================ ===============================
FUND/FISCAL YEAR OR PERIOD                                   TOTAL PAID TO LIEBER

------------------------------------------------------------ -------------------------------
--------------------------------------------------------------------------------------------
YEAR OR PERIOD ENDED SEPTEMBER 30, 2000

--------------------------------------------------------------------------------------------
------------------------------------------------------------ -------------------------------
Evergreen Fund                                               $309,240
------------------------------------------------------------ -------------------------------
------------------------------------------------------------ -------------------------------
Masters Fund                                                 $71,136
------------------------------------------------------------ -------------------------------
------------------------------------------------------------ -------------------------------
Tax Strategic Equity Fund                                    $8,680
------------------------------------------------------------ -------------------------------
--------------------------------------------------------------------------------------------
YEAR OR PERIOD ENDED SEPTEMBER 30, 1999

--------------------------------------------------------------------------------------------
------------------------------------------------------------ -------------------------------
Evergreen Fund                                               $657,786
------------------------------------------------------------ -------------------------------
------------------------------------------------------------ -------------------------------
Masters Fund(a)                                              $122,777
------------------------------------------------------------ -------------------------------
------------------------------------------------------------ -------------------------------
Tax Strategic Equity Fund                                    $45,122
============================================================ ===============================

(a)  For  the  period  from  December  31,  1998   (commencement  of  investment
operations) to September 30, 1999.

Percentage of Brokerage Commissions

         The tables below show, for the fiscal year or period ended September 30, 2001, (1) the percentage of aggregate brokerage commissions paid by each applicable Fund to FUSI and Wachovia Securities, Inc.; and (2) the percentage of each applicable Fund's aggregate dollar amount of commissionable transactions effected through FUSI and Wachovia Securities, Inc. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.

====================================== ================== ======================= ==================== ========================
                                                                                                            PERCENTAGE OF
                                                              PERCENTAGE OF          PERCENTAGE OF         COMMISSIONABLE
                                         PERCENTAGE OF        COMMISSIONABLE        COMMISSIONS TO      TRANSACTIONS THROUGH
                FUND                    COMMISSIONS TO     TRANSACTIONS THROUGH        WACHOVIA         WACHOVIA SECURITIES,
                                             FUSI                  FUSI            SECURITIES, INC.             INC.
====================================== ================== ======================= ==================== ========================
====================================== ================== ======================= ==================== ========================
Aggressive Growth Fund                       11.9%                 5.5%                  0.9%                   0.3%
-------------------------------------- ------------------ ----------------------- -------------------- ------------------------
-------------------------------------- ------------------ ----------------------- -------------------- ------------------------
Capital Growth Fund                          0.4%                  0.5%                   0%                     0%
-------------------------------------- ------------------ ----------------------- -------------------- ------------------------
-------------------------------------- ------------------ ----------------------- -------------------- ------------------------
Core Equity Fund                             54.0%                45.6%                  11.8%                  11.2%
-------------------------------------- ------------------ ----------------------- -------------------- ------------------------
-------------------------------------- ------------------ ----------------------- -------------------- ------------------------
Evergreen Fund                               21.8%                16.5%                   0%                     0%
-------------------------------------- ------------------ ----------------------- -------------------- ------------------------
-------------------------------------- ------------------ ----------------------- -------------------- ------------------------
Growth Fund                                  3.4%                  0.9%                  3.1%                   0.9%
-------------------------------------- ------------------ ----------------------- -------------------- ------------------------
-------------------------------------- ------------------ ----------------------- -------------------- ------------------------
Large Company Growth Fund                    22.1%                13.3%                  1.4%                   1.1%
-------------------------------------- ------------------ ----------------------- -------------------- ------------------------
-------------------------------------- ------------------ ----------------------- -------------------- ------------------------
Masters Fund                                 4.0%                  2.7%                   0%                     0%
-------------------------------------- ------------------ ----------------------- -------------------- ------------------------
-------------------------------------- ------------------ ----------------------- -------------------- ------------------------
Omega Fund                                   18.0%                10.4%                  1.1%                   0.5%
-------------------------------------- ------------------ ----------------------- -------------------- ------------------------
-------------------------------------- ------------------ ----------------------- -------------------- ------------------------
Premier 20 Fund                              27.2%                17.6%                  2.0%                   1.6%
-------------------------------------- ------------------ ----------------------- -------------------- ------------------------
-------------------------------------- ------------------ ----------------------- -------------------- ------------------------
Select Small Cap Growth Fund                 15.1%                13.0%                   0%                     0%
-------------------------------------- ------------------ ----------------------- -------------------- ------------------------
-------------------------------------- ------------------ ----------------------- -------------------- ------------------------
Select Strategic Growth Fund                 11.5%                11.2%                 1.1%                   0.9%
-------------------------------------- ------------------ ----------------------- -------------------- ------------------------
-------------------------------------- ------------------ ----------------------- -------------------- ------------------------
Small Company Growth Fund                    8.8%                  2.9%                   0%                     0%
-------------------------------------- ------------------ ----------------------- -------------------- ------------------------
-------------------------------------- ------------------ ----------------------- -------------------- ------------------------
Stock Selector Fund                          1.1%                  1.3%                  3.7%                   3.8%
-------------------------------------- ------------------ ----------------------- -------------------- ------------------------
-------------------------------------- ------------------ ----------------------- -------------------- ------------------------
Special Equity Fund                          10.6%                 8.9%                   0%                     0%
====================================== ================== ======================= ==================== ========================

Portfolio Turnover

         The Funds, with the exception of Tax Strategic Equity Fund, generally do not take portfolio turnover into account in making investment decisions. This means the Funds could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Funds and their shareholders. It may also result in the Funds realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

         For Tax Strategic Equity Fund, the rate of portfolio turnover is taken into consideration by the portfolio managers.

Underwriting Commissions

         Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal years or periods. For more information, see "Principal Underwriter" in Part 2 of this SAI.

   ==================================== ====================== ================
   FUND/FISCAL YEAR OR PERIOD                TOTAL              UNDERWRITING
                                         UNDERWRITING           COMMISSIONS
                                          COMMISSIONS            RETAINED
   ------------------------------------ ---------------------- ----------------
   ----------------------------------------------------------------------------
   YEAR OR PERIOD ENDED 2001

   ----------------------------------------------------------------------------
   ------------------------------------ ---------------------- ----------------
   Aggressive Growth Fund               $962,975               $27,673
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Capital Growth Fund                  $9,596,749             $82,854
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Core Equity Fund (a)                 $0                     $0
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Core Equity Fund (b)                 $0                     $0
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Evergreen Fund                       $518,254               $10,064
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Growth Fund                          $698,098               $12,185
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Large Company Growth Fund            $572,347               $8,608
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Omega Fund                           $14,899,699            $180,188
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Premier 20 Fund                      $5,411,372             $12,461
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Masters Fund                         $1,507,143             $35,852
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Secular Growth Fund (a)              $0                     $0
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Secular Growth Fund (b)              $0                     $0
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Select Small Cap Growth Fund (a)     $0                     $0
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Select Small Cap Growth Fund (b)     $0                     $0
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Select Strategic Growth Fund (a)     $5,086                 $219
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Select Strategic Growth Fund (b)     $2,250                 $62
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Small Company Growth Fund            $566,663               $8,506
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Special Equity Fund (a)              $822,210               $13,657
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Special Equity Fund (b)              $1,340,126             $24,435
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Stock Selector Fund                  $27,004                $1,190
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Tax Strategic Equity Fund            $164,313               $2,299
   ------------------------------------ ---------------------- ----------------
   ----------------------------------------------------------------------------
   YEAR OR PERIOD ENDED 2000

   ----------------------------------------------------------------------------
   ------------------------------------ ---------------------- ----------------
   Aggressive Growth Fund               $1,799,017             $41,900
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Capital Growth Fund                  $1,444,388             $34,029
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Core Equity Fund (c)                 $0                     $0
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Evergreen Fund                       $1,011,963             $21,362
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Growth Fund                          $406,295               $10,385
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Large Company Growth Fund            $679,663               $17,133
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Masters Fund                         $1,725,789             $35,446
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Omega Fund                           $33,997,149            $560,015
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Secular Growth Fund (c)              $0                     $0
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Select Small Cap Growth Fund (c)     $0                     $0
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Select Strategic Growth Fund (c)     $0                     $0
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Small Company Growth Fund            $772,141               $10,727
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Special Equity Fund (c)              $1,648,195             $32,426
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Stock Selector Fund                  $50,303                $3,569
   ------------------------------------ ---------------------- ----------------
   ------------------------------------ ---------------------- ----------------
   Tax Strategic Equity Fund            $268,316               $7,400
   ==================================== ====================== ================

   ==================================== =========================== ============
   FUND/FISCAL YEAR OR PERIOD               TOTAL                   UNDERWRITING
                                         UNDERWRITING               COMMISSIONS
                                          COMMISSIONS               RETAINED
   ------------------------------------ --------------------------- ------------
   =============================================================================
   YEAR OR PERIOD ENDED 1999

   -----------------------------------------------------------------------------
   ------------------------------------ --------------------------- ------------
   Aggressive Growth Fund               $437,490                    $7,010
   ------------------------------------ --------------------------- ------------
   ------------------------------------ --------------------------- ------------
   Capital Growth Fund                  $404,779                    $55,269
   ------------------------------------ --------------------------- ------------
   ------------------------------------ --------------------------- ------------
   Core Equity (d)                      $0                          $0
   ------------------------------------ --------------------------- ------------
   ------------------------------------ --------------------------- ------------
   Evergreen Fund                       $3,126,728                  $34,013
   ------------------------------------ --------------------------- ------------
   ------------------------------------ --------------------------- ------------
   Growth Fund                          $614,858                    $83,953
   ------------------------------------ --------------------------- ------------
   ------------------------------------ --------------------------- ------------
   Large Company Growth Fund            $554,207                    $14,187
   ------------------------------------ --------------------------- ------------
   ------------------------------------ --------------------------- ------------
   Masters Fund (e)                     $4,354,040                  $0
   ------------------------------------ --------------------------- ------------
   ------------------------------------ --------------------------- ------------
   Omega Fund                           $10,103,331                 $81,805
   ------------------------------------ --------------------------- ------------
   ------------------------------------ --------------------------- ------------
   Secular Growth Fund (d)              $0                          $0
   ------------------------------------ --------------------------- ------------
   ------------------------------------ --------------------------- ------------
   Select Small Cap Growth Fund (d)     $0                          $0
   ------------------------------------ --------------------------- ------------
   ------------------------------------ --------------------------- ------------
   Select Strategic Growth Fund (d)     $0                          $0
   ------------------------------------ --------------------------- ------------
   ------------------------------------ --------------------------- ------------
   Small Company Growth Fund            $447,699                    $0
   ------------------------------------ --------------------------- ------------
   ------------------------------------ --------------------------- ------------
   Special Equity Fund                  $0                          $0
   ------------------------------------ --------------------------- ------------
   ------------------------------------ --------------------------- ------------
   Stock Selector Fund                  $63,918                     $3,020
   ------------------------------------ --------------------------- ------------
   ------------------------------------ --------------------------- ------------
   Tax Strategic Equity Fund            $307,795                    $6,430
   ==================================== =========================== ============
(a) For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.
(b)      Year ended June 30, 2001.
(c)      Year ended June 30, 2000.
(d)      Year ended June 30, 1999.
(e) For the period from December 31, 1998 (commencement of investment operations) to September 30, 1999.

12b-1 Fees

         Below are the 12b-1 fees paid by each Fund for the fiscal year or period ended September 30, 2001. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

===================================== ============== ================================= ================================ ===========
                                         CLASS A                 CLASS B                           CLASS C                CLASS IS
FUND

=====================================
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
                                      SERVICE FEES   DISTRIBUTION       SERVICE        DISTRIBUTION      SERVICE        SERVICE
                                                     FEES                FEES          FEES              FEES           FEES
===================================== ============== ================== ============== ================= ============== ===========
Aggressive Growth Fund                $468,598       $702,460           $234,154       $92,685           $30,895        N/A
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Capital Growth Fund                   $643,553       $656,117           $218,706       $1,886,401        $628,800       N/A
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Core Equity Fund (a)                  N/A            N/A                N/A            N/A               N/A            $33,998
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Core Equity Fund (b)                  N/A            N/A                N/A            N/A               N/A            $144,595
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Evergreen Fund                        $294,789       $3,088,061         $1,029,354     $59,335           $19,778        N/A
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Growth Fund                           $222,888       $54,726            $18,242        $2,628,104        $876,035       N/A
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Large Company Growth Fund             $1,896,346     $463,030           $154,344       $54,680           $18,226        N/A
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Masters Fund                          $374,892       $924,874           $308,292       $88,361           $29,453        N/A
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Omega Fund                            $1,631,926     $7,713,162         $2,571,054     $1,815,388        $605,129       N/A
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Premier 20 Fund                       $204,973       $27,460            $9,153         $10,312           $3,437         N/A
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Secular Growth (a)                    N/A            N/A                N/A            N/A               N/A            $925
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Secular Growth (b)                    N/A            N/A                N/A            N/A               N/A            $4,267
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Small Company Growth Fund             $2,004,880     $394,498           $131,499       $43,429           $14,477        N/A
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Stock Selector Fund                   $49,400        $17,515            $5,838         $1,437            $479           $2,919
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Select Strategic Growth Fund (a)      $23            $81                $27            $60               $20            $10,881
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Select Strategic Growth Fund (b)      $2             $27                $9             $23               $8             $53,781
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Special Equity Fund (a)               $21,329        $84,083            $28,028        $42,013           $14,004        $3,167
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Special Equity Fund (b)               $90,316        $349,395           $116,465       $193,239          $64,413        $14,047
------------------------------------- ============== ================== ============== ================= ============== ===========
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Tax Strategic Equity Fund             $14,776        $88,933            $29,645        $34,677           $11,558        N/A
===================================== ============== ================== ============== ================= ============== ===========
(a)      For the three months ended June 30, 2001.  The Fund changed its fiscal year end from June 30 to September 30, effective
      September 30, 2001.
(b)      Year ended June 30, 2001.


Trustee Compensation

         Listed below is the Trustee compensation paid by the Evergreen Equity Trust and Evergreen Select Equity Trust individually for the fiscal year ended September 30, 2001 and by the Trusts and the seven other trusts in the Evergreen Fund Complex for the twelve months ended December 31, 2001. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

============================ ============================== ================================
             TRUSTEE          AGGREGATE COMPENSATION FROM     TOTAL COMPENSATION FROM THE
                               THE TRUSTS FOR THE FISCAL    EVERGREEN FUND COMPLEX FOR THE
                                 YEAR ENDED 9/30/2001       TWELVE MONTHS ENDED 12/31/2001*
---------------------------- ------------------------------ --------------------------------
---------------------------- ------------------------------ --------------------------------
Laurence B. Ashkin**                    $7,677                          $40,250
---------------------------- ------------------------------ --------------------------------
---------------------------- ------------------------------ --------------------------------
Charles A. Austin, III                  $14,083                         $93,000
---------------------------- ------------------------------ --------------------------------
---------------------------- ------------------------------ --------------------------------
Arnold H. Dreyfuss**                    $8,121                          $43,250
---------------------------- ------------------------------ --------------------------------
---------------------------- ------------------------------ --------------------------------
K. Dun Gifford                          $15,898                        $109,000
---------------------------- ------------------------------ --------------------------------
---------------------------- ------------------------------ --------------------------------
James S. Howell***                      $5,724                          $40,000
---------------------------- ------------------------------ --------------------------------
---------------------------- ------------------------------ --------------------------------
Leroy Keith Jr.                         $13,184                         $92,500
---------------------------- ------------------------------ --------------------------------
---------------------------- ------------------------------ --------------------------------
Gerald M. McDonnell                     $14,145                         $93,500
---------------------------- ------------------------------ --------------------------------
---------------------------- ------------------------------ --------------------------------
Thomas L. McVerry                       $14,603                         $93,000
---------------------------- ------------------------------ --------------------------------
---------------------------- ------------------------------ --------------------------------
Louis W. Moelchert, Jr.****             $13,122                         $92,000
---------------------------- ------------------------------ --------------------------------
---------------------------- ------------------------------ --------------------------------
William Walt Pettit                     $14,145                         $93,500
---------------------------- ------------------------------ --------------------------------
---------------------------- ------------------------------ --------------------------------
David M. Richardson                     $14,145                         $93,500
---------------------------- ------------------------------ --------------------------------
---------------------------- ------------------------------ --------------------------------
Russell A. Salton, III                  $15,410                        $103,000
---------------------------- ------------------------------ --------------------------------
---------------------------- ------------------------------ --------------------------------
Michael S. Scofield                     $17,909                        $120,000
---------------------------- ------------------------------ --------------------------------
---------------------------- ------------------------------ --------------------------------
Richard J. Shima                        $13,251                         $93,500
---------------------------- ------------------------------ --------------------------------
---------------------------- ------------------------------ --------------------------------
Richard K. Wagoner                      $14,082                         $93,000
============================ ============================== ================================

*Certain Trustees have elected to defer all or part of their total compensation for the calendar year ended December 31, 2001. The amounts listed below will be payable in later years to the respective Trustees:

         Austin            $55,800
         Howell            $28,000
         McVerry           $93,000
         Moelchert         $92,000
         Pettit            $93,500
         Scofield          $39,375
**As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti.

***As of January 1, 2000, James S. Howell retired and became Trustee Emeritus.

****As of January 2, 2002, Louis W. Moelchert, Jr. resigned. He received compensation through December 2001.

                                   PERFORMANCE

Total Return

         Below are the average annual total returns for each class of shares of the Funds (including applicable sales charges) as of September 30, 2001. The returns for Premier 20 Fund are cumulative. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

  =================== ==================== ===================== ==================== =====================
                                                                 TEN YEARS OR SINCE
                                                                 INCEPTION            INCEPTION DATE

  FUND/CLASS          ONE YEAR             FIVE YEARS            OF CLASS             OF CLASS
  =================== ==================== ===================== ==================== =====================
  =========================================================================================================

  AGGRESSIVE GROWTH FUND (1)

  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A                   -50.34%               3.30%                10.71%         4/15/1983
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B                   -49.36%               3.56%                10.89%         7/7/1995
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class C                   -48.39%               3.73%                10.86%         8/3/1995
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -47.20%               4.85%                11.57%         7/11/1995
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  CAPITAL GROWTH FUND (2)

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A                   -17.79%               10.99%               11.17%         4/29/1992
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B                   -17.43%               11.75%               11.71%         10/25/1999
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class C                   -15.01%               11.44%               11.06%         4/29/1992
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -12.54%               12.53%               11.99%         11/19/1997
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  CORE EQUITY FUND (3)

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -28.63%               5.33%                 8.73%         11/24/1997
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class IS                  -28.82%               5.07%                 8.46%         2/4/1998
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  EVERGREEN FUND (4)

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A                   -36.55%               0.52%                 7.08%         1/3/1995
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B                   -36.47%               0.77%                 7.22%         1/3/1995
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class C                   -34.55%               0.99%                 7.21%         1/3/1995
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -32.53%               2.01%                 7.93%         10/15/1971
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  GROWTH FUND (5)

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A                   -37.49%               2.86%                10.40%         6/5/1995
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B                   -36.59%               3.08%                10.53%         10/18/1999
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class C                   -35.09%               3.30%                10.53%         4/15/1985
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -33.49%               3.97%                10.79%         11/19/1997
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  LARGE COMPANY GROWTH FUND (6)

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A                   -45.14%               6.85%                 9.49%         1/20/1998
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B                   -44.46%               7.31%                 9.82%         9/11/1935
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class C                   -43.10%               7.53%                 9.84%         1/22/1998
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -41.65%               8.01%                10.08%         6/30/1999
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  MASTERS FUND

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- -------------------- --------------------- ---------------------
  Class A                   -39.61%                N/A                 -7.86%         12/31/1998
  ------------------- -------------------- -------------------- --------------------- ---------------------
  ------------------- -------------------- -------------------- --------------------- ---------------------
  Class B                   -39.17%                N/A                 -7.42%         12/31/1998
  ------------------- -------------------- -------------------- --------------------- ---------------------
  ------------------- -------------------- -------------------- --------------------- ---------------------
  Class C                   -37.52%                N/A                 -6.58%         12/31/1998
  ------------------- -------------------- -------------------- --------------------- ---------------------
  ------------------- -------------------- -------------------- --------------------- ---------------------
  Class I                   -35.76%                N/A                 -5.64%         12/31/1998
  ------------------- -------------------- -------------------- --------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  OMEGA FUND (1)

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A                   -47.86%               7.59%                10.67%         4/29/1968
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B                   -47.69%               7.73%                10.59%         8/2/1993
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class C                   -46.13%               8.03%                10.61%         8/2/1993
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -44.53%               9.09%                11.44%         1/13/1997
  =================== ==================== ===================== ==================== =====================





  =================== ==================== ===================== ==================== =====================
                                                                 TEN YEARS OR SINCE
                                                                 INCEPTION            INCEPTION DATE

  FUND/CLASS          ONE YEAR             FIVE YEARS            OF CLASS             OF CLASS
  =================== ==================== ===================== ==================== =====================
  ---------------------------------------------------------------------------------------------------------

  PREMIER 20 FUND

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A                     N/A                  N/A                 -53.35%        10/31/2000
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B                     N/A                  N/A                 -53.36%        10/31/2000
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class C                     N/A                  N/A                 -51.78%        10/31/2000
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                     N/A                  N/A                 -50.40%        10/31/2000
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  SECULAR GROWTH FUND (7)

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -62.92%               3.96%                11.20%         02/26/1999
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class IS                  -63.02%               3.69%                10.92%         02/26/1999
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  SELECT SMALL CAP GROWTH FUND

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -45.55%               1.80%                 4.13%         12/28/1995
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  SELECT STRATEGIC GROWTH FUND (8)

  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A                   -49.38%               9.05%                14.70%         5/11/2001
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B                   -48.52%               10.02%               15.66%         5/11/2001
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class C                   -47.26%               10.29%               15.66%         5/11/2001
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -46.23%               10.38%               15.73%         11/24/1997
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class IS                  -46.37%               10.08%               15.43%         2/27/1998
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  SMALL COMPANY GROWTH FUND (6)

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A                   -49.42%               -1.90%                7.55%         1/20/1998
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B                   -48.16%               -1.35%                7.95%         9/11/1935
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class C                   -47.24%               -1.19%                7.94%         1/26/1998
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -46.06%               -0.50%                8.32%         1/26/1998
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  SPECIAL EQUITY FUND (9)

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A                   -33.92%               9.55%                11.90%         8/30/1999
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B                   -33.81%               10.30%               12.54%         8/30/1999
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class C                   -31.83%               10.52%               12.54%         8/30/1999
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -29.73%               11.16%               13.00%         03/15/1994
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class IS                  -29.91%               10.88%               12.79%         3/15/1994
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  STOCK SELECTOR FUND (1)

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A                   -31.98%               5.57%                10.08%         2/28/1990
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B                   -31.87%               4.14%                 9.44%         11/7/1997
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class C                   -29.80%               6.44%                10.54%         6/30/1999
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -27.72%               7.05%                10.88%         2/21/1995
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class IS                  -27.85%               6.81%                10.73%         6/30/2000
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  TAX STRATEGIC EQUITY FUND (4)

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A                   -34.89%                N/A                  0.91%         9/4/1998
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B                   -34.84%                N/A                  1.25%         10/14/1998
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class C                   -32.74%                N/A                  2.23%         11/4/1998
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -30.71%                N/A                  3.21%         9/1/1998
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I (10)               -14.18%                N/A                  5.59%         9/1/1998
   (after tax pre-liquidation)
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I (10)                -8.64%                N/A                  4.53%         9/1/1998
   (after tax post-liquidation)
=================== ==================== ===================== ==================== =====================

(1) Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class's 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

(2) Historical performance shown for Classes B and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class C. These historical returns for Classes B and I have not been adjusted to reflect the effect of each class's 12b-1 fees. These fees are 0.25% for Class A and are 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Class B would have been lower while returns for Class I would have been higher.

(3) Historical performance shown for Class IS from 11/24/1997 to its inception is based on the performance of Class I and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class IS. Class I does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. Prior to 11/24/1997 the returns for Class I and Class IS are based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

(4) Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class's 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A, B and C would have been lower.

(5) Historical performance shown for Classes A, B and I prior to their inception is based on the performance of Class C, the original class offered. These historical returns for Classes A and I have not been adjusted to reflect the effect of each class's 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A and I would have been higher.

(6) Historical performance shown for Classes A, C, and I prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and I have not been adjusted to reflect the effect of each class's12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A and I would have been higher.

(7) Historical performance shown for the Class I and Class IS prior to 7/12/1999 is based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses, including the 0.25% 12b-1 fee applicable to Class IS. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

(8) Historical performance shown for Class IS from 11/24/1997 to its inception is based on the performance of Class I. Prior to 11/24/1997 the returns for Class I and Class IS are based on the Fund's predecessor common trust fund's
(CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. Historical performance shown for Classes A, B and C prior to their inception is based on the Fund's Class I, the original class offered. These historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.25% for Classes A and IS, and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

(9) Historical performance shown for Class I prior to its inception is based on the performance of the Class Y shares of the Fund's predecessor fund, CoreFund Special Equity Fund. Historical performance shown for Class IS prior to its inception is based on the performance of Class A shares of the Fund's predecessor fund, CoreFund Special Equity Fund, and reflects the same 0.25% 12b-1 fee applicable to Class IS. Historical performance shown for Classes A, B and C prior to their inception is based on 1) Class IS from 7/27/1998 to 8/30/1999, 2) the performance of the Class A shares of the Fund's predecessor fund, CoreFund Special Equity Fund, from 2/21/1995 through 7/26/1998 and 3) the original class of shares of the Fund's predecessor fund from 3/15/1994 to 2/20/1995. The performance has not been adjusted to reflect the differences in the 12b-1 fees applicable to each class. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected returns for Classes B and C would have been lower.

(10) The after tax returns shown are for Class I only, the Fund's oldest class. After tax returns for other classes will vary.



                      COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the net asset value (NAV) plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of the Funds that offer Class A shares. The example assumes a purchase of Class A shares of each Fund aggregating less than $50,000 based upon the NAV of each Fund's Class A shares at September 30, 2001. For more information, see "Pricing of Shares" in Part 2 of this SAI.

       ===================================== =================== =================== ===================
                                             NET ASSET VALUE     PER SHARE SALES     OFFERING PRICE

       FUND                                                      CHARGE              PER SHARE

       ------------------------------------- ------------------- ------------------- -------------------
       ------------------------------------- ------------------- ------------------- -------------------
       Aggressive Growth Fund                $13.21              5.75%               $14.02
       ------------------------------------- ------------------- ------------------- -------------------
       ------------------------------------- ------------------- ------------------- -------------------
       Capital Growth Fund                   $21.97              5.75%               $23.31
       ------------------------------------- ------------------- ------------------- -------------------
       ------------------------------------- ------------------- ------------------- -------------------
       Evergreen Fund                        $11.21              5.75%               $11.89
       ------------------------------------- ------------------- ------------------- -------------------
       ------------------------------------- ------------------- ------------------- -------------------
       Growth Fund                           $12.35              5.75%               $13.10
       ------------------------------------- ------------------- ------------------- -------------------
       ------------------------------------- ------------------- ------------------- -------------------
       Large Company Growth Fund             $5.60               5.75%               $5.94
       ------------------------------------- ------------------- ------------------- -------------------
       ------------------------------------- ------------------- ------------------- -------------------
       Masters Fund                          $7.24               5.75%               $7.68
       ------------------------------------- ------------------- ------------------- -------------------
       ------------------------------------- ------------------- ------------------- -------------------
       Omega Fund                            $20.43              5.75%               $21.68
       ------------------------------------- ------------------- ------------------- -------------------
       ------------------------------------- ------------------- ------------------- -------------------
       Premier 20 Fund                       $4.95               5.75%               $5.25
       ------------------------------------- ------------------- ------------------- -------------------
       ------------------------------------- ------------------- ------------------- -------------------
       Select Strategic Growth Fund          $22.88              5.75%               $24.28
       ------------------------------------- ------------------- ------------------- -------------------
       ------------------------------------- ------------------- ------------------- -------------------
       Small Company Growth Fund             $3.48               5.75%               $3.69
       ------------------------------------- ------------------- ------------------- -------------------
       ------------------------------------- ------------------- ------------------- -------------------
       Special Equity Fund                   $9.83               5.75%               $10.43
       ------------------------------------- ------------------- ------------------- -------------------
       ------------------------------------- ------------------- ------------------- -------------------
       Stock Selector Fund                   $12.23              5.75%               $12.98
       ------------------------------------- ------------------- ------------------- -------------------
       ------------------------------------- ------------------- ------------------- -------------------
       Tax Strategic Equity Fund             $10.90              5.75%               $11.56
       ===================================== =================== =================== ===================

                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116-5034, a subsidiary of Wachovia, serves as administrator to the Funds, subject to the supervision and control of each Trust's Board of Trustees. EIS provides the Evergreen Funds with facilities, equipment and personnel and is entitled to receive from each Fund annual fees at the following rate:

=================================== ======================================
     AVERAGE DAILY NET ASSETS                  ADMINISTRATIVE
      OF THE EVERGREEN FUNDS                  SERVICE FEE RATES

----------------------------------- --------------------------------------
----------------------------------- --------------------------------------
        First $50 billion                          0.100%

----------------------------------- --------------------------------------
----------------------------------- --------------------------------------
         Next $25 billion                          0.090%
----------------------------------- --------------------------------------
----------------------------------- --------------------------------------
         Next $25 billion                          0.080%
----------------------------------- --------------------------------------
----------------------------------- --------------------------------------
         Next $25 billion                          0.075%
----------------------------------- --------------------------------------
----------------------------------- --------------------------------------
   On assets over $125 billion                     0.050%

=================================== ======================================

     Below are the administrative service fees paid by each Fund for the last three fiscal years or periods. Prior to December 31, 2001, the Funds paid EIS under a different fee schedule.

==================================================== ==========================
FUND/FISCAL YEAR OR PERIOD                           ADMINISTRATIVE FEE PAID

==================================================== ==========================
===============================================================================
YEAR OR PERIOD ENDED SEPTEMBER 30, 2001

-------------------------------------------------------------------------------
---------------------------------------------------- --------------------------
Aggressive Growth Fund                               $321,803
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Capital Growth Fund                                  $895,758
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Core Equity Fund (a)                                 $446,199
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Core Equity Fund (b)                                 $2,226,364
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Evergreen Fund                                       $1,211,711
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Growth Fund                                          $872,442
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Large Company Growth Fund                            $829,823
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Masters Fund                                         $288,401
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Omega Fund                                           $1,942,242
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Premier 20 Fund                                      $87,107
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Secular Growth (a)                                   $93,021
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Secular Growth (b)                                   $688,507
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Select Small Cap Growth Fund (a)                     $33,135
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Select Small Cap Growth Fund (b)                     $144,055
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Select Strategic Growth Fund (a)                     $172,453
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Select Strategic Growth Fund (b)                     $793,131
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Small Company Growth Fund                            $863,504
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Special Equity Fund (a)                              $94,169
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Special Equity Fund (b)                              $364,190
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Stock Selector Fund                                  $1,101,134
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Tax Strategic Equity Fund                            $22,964
==================================================== --------------------------






==================================================== ==========================
FUND/FISCAL YEAR OR PERIOD                           ADMINISTRATIVE FEE PAID

==================================================== ==========================
-------------------------------------------------------------------------------
YEAR OR PERIOD ENDED SEPTEMBER 30, 2000

-------------------------------------------------------------------------------
---------------------------------------------------- --------------------------
Aggressive Growth Fund                               $327,180
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Capital Growth Fund                                  $710,465
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Core Equity Fund (c)                                 $1,575,686
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Evergreen Fund                                       $1,395,821
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Growth Fund                                          $897,662
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Large Company Growth Fund                            $1,360,194
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Masters Fund                                         $247,208
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Omega Fund                                           $1,446,746
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Secular Growth Fund (c)                              $554,626
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Select Small Cap Growth Fund (c)                     $76,272
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Select Strategic Growth Fund (c)                     $458,214
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Small Company Growth Fund                            $936,398
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Special Equity Fund (c)                              $364,190
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Stock Selector Fund                                  $499,952
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Tax Strategic Equity Fund                            $20,749
---------------------------------------------------- --------------------------
-------------------------------------------------------------------------------
YEAR OR PERIOD ENDED SEPTEMBER 30, 1999

-------------------------------------------------------------------------------
---------------------------------------------------- --------------------------
Aggressive Growth Fund                               $48,293
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Capital Growth Fund                                  $650,694
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Core Equity Fund (d)                                 $480,743
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Evergreen Fund                                       N/A
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Growth Fund                                          $637,352
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Large Company Growth Fund                            $140,909
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Masters Fund (e)                                     $35,850
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Omega Fund                                           $59,410
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Secular Growth Fund (d)                              $1,305
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Select Small Cap Growth Fund (d)                     $8,400
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Small Company Growth Fund                            $104,938
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Select Strategic Growth Fund (d)                     $118,218
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Special Equity Fund  (d)                             $20,362
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Stock Selector Fund                                  $89,398
---------------------------------------------------- --------------------------
---------------------------------------------------- --------------------------
Tax Strategic Equity Fund                            $2,815
==================================================== ==========================
(a) For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective July 31, 2001.(b) Year Ended June 30, 2001.(c) Year ended June 30, 2000.

(d) Year ended June 30, 1999.(e)For the period from December 31, 1998 (commencement of investment operations) to September 30, 1999.

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 2121, Boston, Massachusetts 02106-9970, a subsidiary of Wachovia , is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

         Each Fund pays ESC annual fees as follows:

                 ============================= =============== ==============

                                                 ANNUAL FEE     ANNUAL FEE
                            FUND TYPE            PER OPEN      PER CLOSED
                                                  ACCOUNT*       ACCOUNT**
                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------
                                                   $26.75          $9.00
                 Monthly Dividend Funds
                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------
                 Quarterly Dividend Funds          $25.75            $9.00
                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------
                 Semi Annual Dividend Funds        $24.75           $9.00
                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------
                 Annual Dividend Funds              $24.75          $9.00
                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------
                 Money Market Funds                $26.75           $9.00
                 ============================= =============== ==============
                 * For shareholder accounts only. Each Fund pays ESC cost plus 15% for broker accounts.
                 ** Closed accounts are maintained on the  system  in  order  to
                 facilitate   historical   and  tax information.

Distributor

         Evergreen  Distributor,  Inc. (EDI), 90 Park Avenue, New York, New York
10016,   markets  the  Funds   through   broker-dealers   and  other   financial
representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 keeps custody of each Fund's securities and cash and performs other related duties.


Legal Counsel

     Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20036, provides legal advice to the Funds.



                              FINANCIAL STATEMENTS

         The  audited   financial   statements  and  the  reports   thereon  are
incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 2121, Boston, Massachusetts 02106-9970, by calling (800) 343-2898 or by downloading it off our website of www.evergreeninvestments.com.

                                EVERGREEN FUNDS

                    Statement of Additional Information (SAI)

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES

                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

          (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

          (ii) Farmers Home Administration;

          (iii)   Federal Home Loan Banks;

          (iv) Federal Home Loan Mortgage Corporation;

          (v) Federal National Mortgage Association; and Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA). The Fund may invest in securities issued by the GNMA, a corporation wholly owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Leverage

         The Fund may engage in transactions that create leverage with up to 30% of its net assets in accordance with Evergreen's Leverage Policy. Leverage creates special risks for the Fund which are created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Examples of transactions which create leverage include mortgage dollar rolls (see descriptions herein).

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

         Dollar rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of the Fund's borrowings and other senior securities. Investing in dollar rolls creates leverage (unless they are "covered dollar rolls," see description below) and are included in the calculation of the Fund's total leverage creating transaction. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

         The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund's right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities. Covered dollar rolls are not considered to be a transaction that creates leverage and will be excluded from the calculation of the Fund's total leverage-creating transaction.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all time while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund unless the transaction meets certain "bona fide hedging" criteria. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of other money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal  Securities

         The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or
(b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

         A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

         When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.

                        PURCHASE AND REDEMPTION OF SHARES

         You may buy  shares of the Fund  through  Evergreen  Distributor,  Inc.
(EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to seven different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 5.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an front-end sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; and (f) current and retired employees of First Union National Bank (FUNB) and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value (NAV) to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EDI. In addition, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

Class B Shares

         The Fund offers Class B shares at NAV without an front-end sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

         REDEMPTION TIME                                               CDSC RATE

         Month of purchase and the first 12-month
         period following the month of purchase.......................  5.00%
         Second 12-month period following the month of purchase.......  4.00%
         Third 12-month period following the month of purchase........  3.00%
         Fourth 12-month period following the month of purchase.......  3.00%
         Fifth 12-month period following the month of purchase........  2.00%
         Sixth 12-month period following the month of purchase........  1.00%
         Thereafter...................................................  0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with EDI. The Fund offers Class C shares at NAV without an front-end sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 24 months after the month of your purchase, in accordance with the following schedule:

REDEMPTION TIME                                                      CDSC RATE

         Month of purchase and the first 12-month
         period following the month of purchase                            2.00%
         Second 12-month period following the month of purchase            1.00%
         Thereafter                                                        0.00%

           See "Contingent Deferred Sales Charge" below.

         Class C shares purchased through an omnibus account with Merrill Lynch Investment Manager, L.P. will be charged a 1.00% CDSC if redeemed within 12 months after the month of purchase. Redemptions made thereafter will not be charged a CDSC.

Class I Shares (formerly Class Y Shares)

         No CDSC is imposed on the redemption of Class I shares. Class I shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned Class I shares of an Evergreen Fund,(2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class I shares are offered at NAV without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Class S and Class S1 Shares

         Class S and Class S1 shares of the Evergreen money market funds are offered at NAV without an front-end or deferred sales charge through certain broker-dealers and financial institutions who have entered into selling agreements with EDI. Investors should refer to their broker-dealer or financial institution as appropriate for instructions and further information.

Administrative Shares, Institutional Shares, Institutional Service Shares, Investor Shares, Participant Shares, Reserve Shares, Resource Shares

         Each institutional class of shares is sold without a front-end sales charge or deferred sales charge. Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares each pay Rule 12b-1 distribution expenses. Institutional shares do not pay Rule 12b-1 distribution expenses. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to EDI or its predecessor.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Class S, Class S1, Class I, Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares.

         If you are making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen Funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen Funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all your current purchases. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75% for Funds with a 4.75% front-end sales charge). See prospectus for the specific sales charge applicable to the Fund.

Rights of Accumulation

         You may add the value of all of your existing Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Waiver of Front-end Sales Charges

         The Fund may sell its shares at net asset value without an front-end sales charge to:

                  1.   purchasers of shares in the amount of $1 million or more;

                  2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 (ERISA) tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

                  3. institutional investors, which may include bank trust departments and registered investment advisors;

                  4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

                  5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

                  6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

                  7. employees of FUNB, its affiliates, EDI, any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

                  8. certain Directors, Trustees, officers and employees of the Evergreen Funds, EDI or their affiliates and to the immediate families of such persons; or

                  9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen Funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

1.    an increase in the share value above the net cost of such shares;

2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

3. shares that are in the accounts of a shareholder who has died or become disabled;

4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 (ERISA);

5. a systematic withdrawal from the ERISA plan of a shareholder who is at least 59 years old;

6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.00% per month of your initial account balance;

8.    a withdrawal consisting of loan proceeds to a retirement plan participant;

9.    a financial hardship withdrawal made by a retirement plan participant;

10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.

                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Evergreen reserves the right to adjust the closing time coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

                  (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

                  (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

                  (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

                  (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

                  (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

                  (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The following is the formula used to calculate average annual total return:

                                                           [OBJECT OMITTED]

         P = initial payment of $1,000 T = average annual total return N = number of years

         ERV = ending redeemable value of the initial $1,000

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                               [OBJECT OMITTED] [OBJECT OMITTED]

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                                                           [OBJECT OMITTED]


Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                                           [OBJECT OMITTED]

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.

                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement) with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus. The
12b-1 fees are composed of distribution fees and service fees which are described further below.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Share Classes, other than Class I and Institutional, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Share Classes, as applicable.

                            -------------------------- -------------------------
                                 Current Maximum

                                      Class            12b-1 Fees Allowed Under

                                    the Plans


                                        A                      0.75%(a)

                                        B                        1.00%

                                        C                        1.00%

                                        S                      0.75%(b)

                                       S1                      0.75%(b)

                                 Administrative                0.75%(c)

                              Institutional Service            0.75%(c)

                                    Investor                   0.75%(c)

                                   Participant                 0.75%(c)

                                     Reserve                   0.75%(c)

                                    Resource                   1.00%(d)

(a) Currently limited to 0.30% or less on Evergreen money market funds and 0.25% or less for all other Evergreen Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(b) Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(c) Currently limited to 0.65% or less on Evergreen Institutional money market Funds and Evergreen Cash Management Money Market Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(d) Currently limited to 0.80% or less on Evergreen Institutional money market Funds and Evergreen Cash Management Money Market Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under "Current Maximum 12b-1 Fees Allowed Under the Plans." The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.

     Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Distribution Agreement not previously recovered by EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.

SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

Service Fees

         EDI will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class S, Class S1, Administrative, Investor, Participant, Reserve, Resource and Institutional Service shares of the Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares").

         The rate of such service fees of the Fund for Class A, B and Institutional Service shares (excluding Evergreen money market funds, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Short-Duration Income Fund, Evergreen Equity Index Fund and Evergreen Adjustable Rate Fund) will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         The rate of service fees of the Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

         The rate of service fees of the Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

         The rate of service fees of the Fund with Participant Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.

         The rate of service fees of the Fund with Reserve Shares will be calculated quarterly at the rate of 0.1625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.65% annually) during such quarter.

         The rate of service fees of the Fund with Resource Shares will be calculated quarterly at the rate of 0.20% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.80% annually) during such quarter.

         The rate of service fees of the Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

         For Evergreen money market funds, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.075% or approximately 0.30% annually.

         For Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Short-Duration Income Fund and Evergreen Adjustable Rate Fund, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.025% or approximately 0.10% annually. For Evergreen Adjustable Rate Fund, this rate applies to sales made after January 1, 1997.

         EDI will pay the investment firm a full year's service fee in advance of the dealer's sales of Class C shares of such Fund at the rate of 0.25% of the aggregate net asset value of such shares. EDI will pay service fees to the investment firms based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 14 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Class C Eligible Shares"). Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

         In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter. Service fees will be paid within five business days after the end of the service commission period in the respective quarter. EDI will pay service fees only to the extent that such amounts have been paid to EDI by the Fund.

         No service fees are paid on sales of any Class I or Institutional shares of the Fund.

Commissions

         EDI will also pay commissions to the investment firms based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 14 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares"). Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter. Such commissions will be paid by the twentieth day of the month before the end of the respective quarter. Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable NASD limitations and other governing regulations.

         No commissions are paid on sales of any Class I or Institutional shares of the Fund.

                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond, municipal money market fund or U.S. Treasury or U.S. Government money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond, municipal money market fund, corporate bond fund or U.S. Treasury or U.S. Government money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended.) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 30.5% in 2001 and slightly lesser in subsequent years on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

     The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above, including First Union Securities, Inc., an affiliate of the Fund's investment advisor. Pursuant to
Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         First Union Securities, Inc., an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may, effect portfolio transactions on those exchanges for the Fund.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION

         The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.

                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In  approving   the  renewal  of  the  existing   investment   advisory
agreements, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Funds and the nature and quality of the service provided to the Funds. In reviewing the overall profitability of the management fee to the Funds' advisor, the Board of Trustees also considered the fact that affiliates provide transfer agency and administrative services to the Funds for which they receive compensation.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among itself and the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. EIMC is the Fund's investment advisor and manages a portion of the Fund's portfolio. Along with EIMC, the Fund's current Managers, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, LLC also manage portions of the Fund's portfolio.

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation (formerly First Union Corporation) is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.

NAME                                 POSITION WITH TRUST         PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
Charles A. Austin III                Trustee                     Investment Counselor with Appleton Partners,
(DOB: 10/23/34)                                                  Inc.(investment advice); former Director, Executive
                                                                 Vice President and Treasurer, State Street Research &
                                                                 Management Company (investment advice); Director, The
                                                                 Andover Companies (insurance); Trustee, Arthritis
                                                                 Foundation of New England; Director, Health Development
                                                                 Corp. (fitness-wellness centers); The Francis Ouimet
                                                                 Society.

K. Dun Gifford                       Trustee                     Chairman and President, Oldways Preservation and Exchange
(DOB: 10/23/38)                                                  Trust (education); Trustee, Treasurer and Chairman of the
                                                                 Finance Committee, Cambridge College; former Managing
                                                                 Partner, Roscommon Capital Corp.; former Chairman of the
                                                                 Board, Director, and Executive Vice President, The London
                                                                 Harness Company (leather goods purveyor); former Chairman,
                                                                 Gifford, Drescher & Associates (environmental consulting).
                                                                 Partner, Stonington Partners (private investment firm);

Leroy Keith, Jr.                     Trustee                     Chairman of the Board and Chief Executive Officer, Carson
(DOB: 2/14/39)                                                   Products Company (manufacturing); Director of Phoenix Total
                                                                 Return Fund and Equifax, Inc. (worldwide information
                                                                 management); Trustee of Phoenix Series Fund, Phoenix
                                                                 Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
                                                                 and former President, Morehouse College.

Gerald M. McDonnell                  Trustee                     Sales and Marketing Management with SMI-STEEL - South
(DOB: 7/14/39)                                                   Carolina (steel producer); former Sales and Marketing
                                                                 Management with Nucor Steel Company.

Thomas L. McVerry                    Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and Director of Carolina Cooperative
                                                                 Credit Union.

William Walt Pettit                  Trustee                     Partner and Vice President in the law firm of Kellam &
(DOB: 8/26/55)                                                   Pettit, P.A..

David M. Richardson                  Trustee                     President, Richardson, Runden & Company (new business
(DOB: 9/14/41)                                                   development/consulting company); Managing Director, Kennedy
                                                                 Information, Inc (executive recruitment information and
                                                                 research company); former Vice Chairman, DHR International,
                                                                 Inc. (executive recruitment); former Senior Vice President,
                                                                 Boyden International Inc. (executive recruitment); Trustee,
                                                                 411 Technologies, LLP. (communications); Director, J&M
                                                                 Cumming Paper Co.(paper merchandising); and Columnist,
                                                                 Commerce and Industry Association of New Jersey.

Russell A. Salton, III MD            Trustee                     Medical Director, Healthcare Resource Associates, Inc.;
(DOB: 6/2/47)                                                    Former Medical Director, U.S. Health Care/Aetna Health
                                                                 Services; former Managed Health Care Consultant; and former
                                                                 President, Primary Physician Care.

Michael S. Scofield                  Chairman of the Board       Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)                       of Trustees

Richard J. Shima                     Trustee                     Independent Consultant; former Chairman, Environmental
(DOB: 8/11/39)                                                   Warranty, Inc. (insurance agency); former Executive
                                                                 Consultant, Drake Beam Morin, Inc. (executive
                                                                 outplacement); Director of Hartford Hospital, Old State
                                                                 House Association; former Director of Enhance Financial
                                                                 Services, Inc.; former Director of CTG Resources, Inc.
                                                                 (natural gas); former Director Middlesex Mutual Assurance
                                                                 Company; former Chairman, Board of Trustees, Hartford
                                                                 Graduate Center; Trustee, Greater Hartford YMCA.

Richard K. Wagoner, CFA*             Trustee                     Former Chief Investment Officer, Executive Vice President
(DOB: 12/12/37)                                                  and Head of Capital Management Group, First Union National
                                                                 Bank; former consultant to the Board of Trustees of the
                                                                 Evergreen Funds; former member, New York Stock
                                                                 Exchange; member, North Carolina Securities Traders
                                                                 Association; member, Financial Analysts Society.

William M. Ennis**                   President                   President and Chief Executive Officer, Evergreen Investment
(DOB: 6/26/60)                                                   Company and Chief Operating Officer, Capital Management
                                                                 Group, First Union National Bank.

Carol Kosel***                       Treasurer                   Senior Vice President, Evergreen Investment Services, Inc.
(DOB: 12/25/63)                                                  and Treasurer, Vestaur Securities, Inc.; former Senior
                                                                 Manager, KPMG LLP.

Michael H. Koonce***                 Secretary                   Senior Vice President and General Counsel, Evergreen
(DOB: 4/20/60)                                                   Investment Services, Inc.; Senior Vice President and
                                                                 Assistant General Counsel, Wachovia Corporation; former
                                                                 Senior Vice President and General Counsel, Colonial
                                                                 Management Associates, Inc.; former Vice President and
                                                                 Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt****                  Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, EAMC/FUNB; former Senior Tax
                                                                 Consulting/Acting Manager, Investment Companies Group,
                                                                 PricewaterhouseCoopers LLP, New York.

Bryan Haft****                       Vice President              Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)


*This Trustee may be considered an "interested person" of the Fund within the meaning of the 1940 Act.
** Address: 301 S. Tryon, 12th Floor, Charlotte, NC 28288
***Address: 200 Berkeley Street, Boston, MA 02116
****Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001


                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

     ================= ================ =============== =================================================

     MOODY'S           S&P              FITCH           Credit Quality
     ================= ================ =============== =================================================
     ----------------- ---------------- --------------- -------------------------------------------------

     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Aa                 AA              AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     A                  A               A               Good Quality (low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Baa                BBB             BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Ba                 BB              BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     B                  B               B               Low Quality (high risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Caa/Ca/C           CCC/CC/C        CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
                       D                DDD/DD/D        In Default
     ================= ================ =============== =================================================

                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D        Default.  Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.


                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.